FLOW THROUGH LIABILITY	9 Months Ended
Dec. 31, 2024
FLOW THROUGH LIABILITY
FLOW THROUGH LIABILITY

10. FLOW THROUGH LIABILITY

During the year ended March 31, 2024, the Company issued 15,384,615 flow-through shares at a price of $0.13 per share for gross proceeds of $2,000,000 (the “Financing”) and recognized a flow-through premium liability of $769,231 based on the difference between the flow-through share price and the non-flow-through share price in the concurrent offering. During the year ended March 31, 2024, the Company did not incur qualifying exploration expenses, subsequent to the Financing. The flow-through premium liability outstanding relating to these flow-through shares is $769,231 as at December 31, 2024 and March 31, 2024.